Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 5,704,010	$ 5,561,958
Less: accumulated depreciation	(1,995,226)	(1,704,758)
Property and equipment, net	3,708,784	3,857,200
Mechanical equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	5,314,615	5,182,648
Electronic equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	45,017	36,360
Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, gross	$ 344,378	$ 342,950